CONVERTIBLE NOTES (Tables)	12 Months Ended
Sep. 30, 2025
Convertible Notes Payable [Abstract]
Schedule of Net Carrying Amount of Liability Component of Convertible Notes

For the year ended September 30, 2025, there were no Holders converted their convertible debentures. Net carrying amount of the liability component Convertible Notes dated as of September 30, 2025 was as follows:

		Interest on	Net
	Principal	Convertible	carrying
	outstanding	notes	value
Convertible Notes - 2025	$3,948,900	1,049,854	$4,998,754